Financial instruments - additional disclosures (Details 7) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of derivative financial instruments [line items]
Provisions and other non-current liabilities	$ 6,632	$ 7,319
Assets and liabilities classified as held for sale [member]
Disclosure of derivative financial instruments [line items]
Provisions and other non-current liabilities	4	4
Associated companies at fair value through profit and loss [member]
Disclosure of derivative financial instruments [line items]
Fair value measurement, carrying value, level 3, at beginning of period	145	188
Fair value losses (including impairments and amortizations) and other adjustments recognized in the consolidated income statement	(15)	(22)
Purchases fair value measurement assets	49	24
Disposals fair value measurement assets	(3)	(6)
Reclassification fair value measurement assets	10	(39)
Fair value measurement, carrying value, level 3, at end of period	186	145
Total fair value gains and (losses) recognized in the consolidated income statement for assets and liabilities held at period end	(15)	(22)
Fund investments [member]
Disclosure of derivative financial instruments [line items]
Fair value measurement, carrying value, level 3, at beginning of period	251	166
Fair value gains and other adjustments including from divestments recognized in the consolidated income statement	12	93
Purchases fair value measurement assets	28	22
Disposals fair value measurement assets	(30)	(30)
Fair value measurement, carrying value, level 3, at end of period	233	251
Total fair value gains and (losses) recognized in the consolidated income statement for assets and liabilities held at period end	12	93
Long term financial investments [member]
Disclosure of derivative financial instruments [line items]
Fair value measurement, carrying value, level 3, at beginning of period	488	437
Fair value gains and other adjustments including from divestments recognized in the consolidated income statement	6
Fair value losses (including impairments and amortizations) and other adjustments recognized in the consolidated income statement		(5)
Fair value adjustments recognized in the consolidated statement of comprehensive income	(6)	(10)
Purchases fair value measurement assets	229	123
Disposals fair value measurement assets	(53)	(25)
Reclassification fair value measurement assets	(64)	(32)
Fair value measurement, carrying value, level 3, at end of period	581	488
Total fair value gains and (losses) recognized in the consolidated income statement for assets and liabilities held at period end	6	(5)
Contingent consideration receivables [member]
Disclosure of derivative financial instruments [line items]
Fair value measurement, carrying value, level 3, at beginning of period	396	844
Fair value gains and other adjustments including from divestments recognized in the consolidated income statement	35	36
Cash receipts and payments fair value measurement assets	(32)	(484)
Fair value measurement, carrying value, level 3, at end of period	399	396
Total fair value gains and (losses) recognized in the consolidated income statement for assets and liabilities held at period end	35	36
Contingent consideration payables [member]
Disclosure of derivative financial instruments [line items]
Fair value measurement, carrying value, level 3, at beginning of period	(907)	(852)
Fair value gains and other adjustments including from divestments recognized in the consolidated income statement	195	213
Fair value losses (including impairments and amortizations) and other adjustments recognized in the consolidated income statement	(89)	(100)
Purchases fair value measurement assets	(401)	(182)
Cash receipts and payments fair value measurement assets	3	11
Fair value measurement, carrying value, level 3, at end of period	(1,036)	(907)
Total fair value gains and (losses) recognized in the consolidated income statement for assets and liabilities held at period end	106	113
Contingent consideration payables [member] | Assets and liabilities classified as held for sale [member]
Disclosure of derivative financial instruments [line items]
Provisions and other non-current liabilities		3
Other financial liabilities [member]
Disclosure of derivative financial instruments [line items]
Fair value measurement, carrying value, level 3, at beginning of period	(10)	(72)
Fair value gains and other adjustments including from divestments recognized in the consolidated income statement	1
Fair value losses (including impairments and amortizations) and other adjustments recognized in the consolidated income statement	(48)
Purchases fair value measurement assets	(5)
Cash receipts and payments fair value measurement assets	33	62
Fair value measurement, carrying value, level 3, at end of period	(29)	(10)
Total fair value gains and (losses) recognized in the consolidated income statement for assets and liabilities held at period end	(47)
Discontinued operations [member] | Fund investments [member]
Disclosure of derivative financial instruments [line items]
Fair value measurement, carrying value, level 3, at beginning of period	(28)
Fair value measurement, carrying value, level 3, at end of period		(28)
Discontinued operations [member] | Long term financial investments [member]
Disclosure of derivative financial instruments [line items]
Fair value measurement, carrying value, level 3, at beginning of period	(19)
Fair value measurement, carrying value, level 3, at end of period		(19)
Discontinued operations [member] | Contingent consideration payables [member]
Disclosure of derivative financial instruments [line items]
Fair value measurement, carrying value, level 3, at beginning of period	$ 163
Fair value measurement, carrying value, level 3, at end of period		$ 163